Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2018
Reportable Segments [Abstract]
Disclosure of Revenue, Adjusted Revenue at Constant And Current Rates of Exchange

The following table shows 2018 revenue and adjusted revenue at current rates, and 2018 adjusted revenue translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates of exchange.

					2018			2017

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	9,838	(343)	9,495	–	9,495	4,160	–	4,160

APME	5,250	(368)	4,882	–	4,882	4,973	–	4,973

AMSSA	4,560	(449)	4,111	–	4,111	4,323	–	4,323

ENA	6,112	(288)	5,824	180	6,004	5,850	258	6,108

Revenue	25,760	(1,448)	24,312	180	24,492	19,306	258	19,564

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2017 revenue and adjusted revenue at current rates, and 2017 adjusted revenue translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

	2017					2016

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Revenue £m

United States	3,958	202	4,160	–	4,160	–

APME	4,776	197	4,973	–	4,973	4,769

AMSSA	4,365	(42)	4,323	–	4,323	4,038

ENA	5,507	343	5,850	258	6,108	5,323

Revenue	18,606	700	19,306	258	19,564	14,130

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

Disclosure of Segment Results at Constant And Current Rates of Exchange

The following table shows 2018 profit from operations and adjusted profit from operations at current rates, and 2018 adjusted profit from operations translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates.

	2018					2017

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	4,686	(175)	4,511	(505)	4,006	1,928	(763)	1,165

APME	2,099	(151)	1,948	(90)	1,858	2,049	(147)	1,902

AMSSA	1,922	(184)	1,738	(194)	1,544	1,782	(134)	1,648

ENA	2,217	(67)	2,150	(245)	1,905	2,170	(473)	1,697

Profit from operations	10,924	(577)	10,347	(1,034)	9,313	7,929	(1,517)	6,412

Net finance costs	(1,415)	30	(1,385)	4	(1,381)	(889)	(205)	(1,094)

United States	–	–	–	–	–	624	23,195	23,819

APME	417	(33)	384	32	416	384	29	413

ENA	3	–	3	–	3	4	(27)	(23)

Share of post-tax results of associates and joint ventures	420	(33)	387	32	419	1,012	23,197	24,209

Profit/(loss) before taxation	9,929	(580)	9,349	(998)	8,351	8,052	21,475	29,527

Taxation (charge)/credit on ordinary activities	(2,508)	144	(2,364)	223	(2,141)	(2,091)	10,220	8,129

Profit for the year					6,210			37,656

*

The adjustments to profit from operations, net finance costs and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(h), note 4(b), note 5(a), and note 6(b), 6(d) and 6(e), respectively.

The following table shows 2017 profit from operations and adjusted profit from operations at current rates, and 2017 adjusted profit from operations translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

	2017					2016

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	1,827	101	1,928	(763)	1,165	–	–	–

APME	1,962	87	2,049	(147)	1,902	1,972	(198)	1,774

AMSSA	1,799	(17)	1,782	(134)	1,648	1,684	(262)	1,422

ENA	2,017	153	2,170	(473)	1,697	1,824	(345)	1,479

	7,605	324	7,929	(1,517)	6,412	5,480	(805)	4,675

Fox River**				–	–		(20)	(20)

Profit from operations	7,605	324	7,929	(1,517)	6,412	5,480	(825)	4,655

Net finance (costs)/income	(833)	(56)	(889)	(205)	(1,094)	(529)	(108)	(637)

United States	593	31	624	23,195	23,819	991	889	1,880

APME	354	30	384	29	413	333	11	344

AMSSA	–	–	–	–	–	–	–	–

ENA	4	–	4	(27)	(23)	3	–	3

Share of post-tax results of associates and joint ventures	951	61	1,012	23,197	24,209	1,327	900	2,227

Profit/(loss) before taxation	7,723	329	8,052	21,475	29,527	6,278	(33)	6,245

Taxation on ordinary activities	(2,017)	(74)	(2,091)	10,220	8,129	(1,473)	67	(1,406)

Profit for the year					37,656			4,839

*

The adjustments to profit from operations, net finance (costs)/income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(h), note 4(b), note 5(a) and note 6(b), 6(d) and 6(e) respectively.

**

The Fox River charge in 2016 (see note 3(g) and note 28) has not been allocated to any segment as it neither relates to current operations nor the tobacco business. It has been presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

Summary of Depreciation Amortisation and Impairment Charges

Adjusted profit from operations at constant rates of £10,924 million (2017: £7,605 million; 2016: £5,197 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e),(f) and (3h). These are excluded from segmental profit from operations at constant rates as follows:

	2018					2017

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	158	(4)	154	289	443	59	116	175

APME	111	(6)	105	22	127	111	24	135

AMSSA	100	1	101	115	216	102	32	134

ENA	148	(5)	143	109	252	162	296	458

	517	(14)	503	535	1,038	434	468	902

	2017					2016

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	57	2	59	116	175	–	–	–

APME	109	2	111	24	135	114	52	166

AMSSA	99	3	102	32	134	121	48	169

ENA	153	9	162	296	458	160	112	272

	418	16	434	468	902	395	212	607

Disclosure of Geographical Information of External Revenue and Non-Current Assets

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

External revenue	184	203	266	24,308	19,361	13,864	24,492	19,564	14,130

	United Kingdom		All foreign countries		Group

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Intangible assets	529	514	123,484	117,271	124,013	117,785

Property, plant and equipment	404	406	4,762	4,476	5,166	4,882

Investments in associates and joint ventures	–	–	1,737	1,577	1,737	1,577